SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Revenues:
Total Revenue	$ 345,523			$ 226,907			$ 966,515	$ 622,667	$ 830,519		$ 1,202,890
Cost of revenue
Total Cost of revenue	(185,654)			(86,435)			(478,436)	(237,824)	(334,825)		(688,365)
Gross profit	159,869			140,472			488,079	384,843	495,694		514,525
Operating expenses:
General and administrative expenses	487,394			570,043			2,271,325	1,888,900	1,874,528		1,471,898
Total operating expenses	(487,394)			(570,043)			(2,637,517)	(1,888,900)	(2,368,426)	$ 1,244,516	(1,471,898)	$ 689,646
Other income (expense)
Other income	68,473			331,041			236,873	1,905,445	187,282		146,711
Unrealized (loss) on related party transactions	114,689			(2,521)			99,616		68,787		(29,551)
Loss on equity method investment, related party				(9,956)			(14,744)	(73,601)	(33,898)		(100,949)
Total Other Income	(209,618)			318,564			(127,865)	1,831,844	222,171	2,215,619	16,211	990,110
Loss before provision for income taxes	(537,143)			(111,007)			(2,277,303)	327,787	(1,650,561)	971,103	(941,162)	300,464
Provision for income taxes				(45,124)				(375,004)		(422,230)		(186,923)
Net loss	(537,143)	$ (403,641)		(156,131)	$ (62,935)	$ 171,849	(2,277,303)	(47,217)	(1,650,561)	548,873	(941,162)	113,541
Less: Net (loss) income attributable to non-controlling interests	(11,349)			(1,559)			4,050	(3,759)	(3,830)		(4,836)
Net loss attributable to common shareholders	(548,492)			(157,690)			(2,273,253)	(50,976)	(1,654,391)	$ 548,873	(945,998)	$ 113,541
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment	(28,118)			(68,061)			(92,546)	6,294	2,999		19,608
Total Other Comprehensive Income, Net of Tax:	(27,984)			(68,061)			(92,412)	6,294	2,999		19,608
Comprehensive Loss	(576,610)			(225,751)			(2,365,799)	(44,682)	$ (1,651,392)		$ (926,390)
Weighted average number of shares outstanding, basic									10,000		10,000
Weighted average number of shares outstanding, diluted									10,000		10,000
Net loss per common share, basic									$ (165.44)		$ (94.60)
Net loss per common share, diluted									$ (165.44)		$ (94.60)
Membership [Member]
Revenues:
Total Revenue								12,583	$ 12,293		$ 751,452
Cost of revenue
Total Cost of revenue				(1,147)				(13,837)	(13,827)		(523,243)
Non Membership [Member]
Revenues:
Total Revenue	345,523			226,907			966,515	610,084	818,226		451,438
Cost of revenue
Total Cost of revenue	$ (185,654)			$ (85,288)			$ (478,436)	(223,987)	(320,998)		(165,122)
Previously Reported [Member]
Revenues:
Total Revenue											1,202,890
Cost of revenue
Total Cost of revenue											(656,054)
Gross profit											546,836
Operating expenses:
General and administrative expenses								563,301			1,583,174
Total operating expenses								(563,301)			(1,583,174)
Other income (expense)
Other income								1,744,115			147,209
Unrealized (loss) on related party transactions
Loss on equity method investment, related party
Total Other Income								1,744,115			147,209
Loss before provision for income taxes								1,180,814			(889,129)
Provision for income taxes								(375,004)
Net loss								805,810			(889,129)
Less: Net (loss) income attributable to non-controlling interests											(4,836)
Net loss attributable to common shareholders								805,810			(884,293)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment											24,444
Total Other Comprehensive Income, Net of Tax:											24,444
Comprehensive Loss								805,810			$ (859,849)
Weighted average number of shares outstanding, basic											10,000
Weighted average number of shares outstanding, diluted											10,000
Net loss per common share, basic											$ (88.43)
Net loss per common share, diluted											$ (88.43)
Previously Reported [Member] | Membership [Member]
Revenues:
Total Revenue											$ 751,452
Cost of revenue
Total Cost of revenue											(523,243)
Previously Reported [Member] | Non Membership [Member]
Revenues:
Total Revenue											451,438
Cost of revenue
Total Cost of revenue											(132,811)
Revision of Prior Period, Reclassification, Adjustment [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue											(32,311)
Gross profit											(32,311)
Operating expenses:
General and administrative expenses											(111,276)
Total operating expenses											111,276
Other income (expense)
Other income											(498)
Unrealized (loss) on related party transactions											(29,551)
Loss on equity method investment, related party											(100,949)
Total Other Income											(130,998)
Loss before provision for income taxes											(52,033)
Provision for income taxes
Net loss											(52,033)
Less: Net (loss) income attributable to non-controlling interests											9,672
Net loss attributable to common shareholders											(61,705)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment											(4,836)
Total Other Comprehensive Income, Net of Tax:											(4,836)
Comprehensive Loss											$ (66,541)
Weighted average number of shares outstanding, basic											10,000
Weighted average number of shares outstanding, diluted											10,000
Net loss per common share, basic											$ (6.17)
Net loss per common share, diluted											$ (6.17)
Revision of Prior Period, Reclassification, Adjustment [Member] | Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue
Revision of Prior Period, Reclassification, Adjustment [Member] | Non Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue											(32,311)
Restated [Member]
Revenues:
Total Revenue											1,202,890
Cost of revenue
Total Cost of revenue											(688,365)
Gross profit											514,525
Operating expenses:
General and administrative expenses											1,471,898
Total operating expenses											(1,471,898)
Other income (expense)
Other income											146,711
Unrealized (loss) on related party transactions									68,787		(29,551)
Loss on equity method investment, related party									(33,898)		(100,949)
Total Other Income											16,211
Loss before provision for income taxes											(941,162)
Provision for income taxes
Net loss			$ (1,336,519)						$ (1,650,561)		(941,162)
Less: Net (loss) income attributable to non-controlling interests											4,836
Net loss attributable to common shareholders											(945,998)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment											19,608
Total Other Comprehensive Income, Net of Tax:											19,608
Comprehensive Loss											(926,390)
Restated [Member] | Membership [Member]
Revenues:
Total Revenue											751,452
Cost of revenue
Total Cost of revenue											(523,243)
Restated [Member] | Non Membership [Member]
Revenues:
Total Revenue											451,438
Cost of revenue
Total Cost of revenue											$ (165,122)